Deferred revenue - Rollforward (Details) - Unearned storage fees ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Analysis of unearned storage fees
Balance at beginning of year	$ 191,105	¥ 1,232,243	¥ 926,756	¥ 608,115
Deferred revenue arising from new customers	76,512	493,354	509,334	485,290
Credited to income	(37,767)	(243,523)	(203,847)	(166,649)
Balance at end of year	$ 229,850	¥ 1,482,074	¥ 1,232,243	¥ 926,756